Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Supplement [Text Block]	dpt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Total Return Bond Fund

The following information replaces existing disclosure within the "Main investments" sub-heading in the summary prospectuses, the summary section of the fund's prospectuses and the "FUND DETAILS" section of the fund's prospectuses.

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. The fund invests mainly in investment grade US dollar denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may invest up to 35% of total assets in non-investment grade securities, including securities in default. Compared to investment grade securities, non-investment grade securities generally pay higher yields but have higher volatility and higher risk of default on payments. The fund may also invest in cash or money market instruments to maintain liquidity.

The fund may invest up to 40% of total assets in foreign securities including up to 20% of total assets in securities of issuers located in emerging markets countries.

Deutsche Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dpt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Total Return Bond Fund

The following information replaces existing disclosure within the "Main investments" sub-heading in the summary prospectuses, the summary section of the fund's prospectuses and the "FUND DETAILS" section of the fund's prospectuses.

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. The fund invests mainly in investment grade US dollar denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may invest up to 35% of total assets in non-investment grade securities, including securities in default. Compared to investment grade securities, non-investment grade securities generally pay higher yields but have higher volatility and higher risk of default on payments. The fund may also invest in cash or money market instruments to maintain liquidity.

The fund may invest up to 40% of total assets in foreign securities including up to 20% of total assets in securities of issuers located in emerging markets countries.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. The fund invests mainly in investment grade US dollar denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may invest up to 35% of total assets in non-investment grade securities, including securities in default. Compared to investment grade securities, non-investment grade securities generally pay higher yields but have higher volatility and higher risk of default on payments. The fund may also invest in cash or money market instruments to maintain liquidity.

The fund may invest up to 40% of total assets in foreign securities including up to 20% of total assets in securities of issuers located in emerging markets countries.